Other Net Operating Results	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Other Net Operating Results
28. OTHER NET OPERATING RESULTS

	2024	2023	2022

Lawsuits	(93)	(31)	145
Export Increase Program (1)	76	149	-
Result from sale of assets (2)	6	-	-
Result from changes in fair value of assets held for sale (2)	(260)	-	-
Provision for severance indemnities (2)	(74)	-	-
Provision for operating optimizations (2)	(266)	-	-
Insurance	5	-	-
Miscellaneous	(3)	34	5

	(609)	152	150

(1)	See Note 36.h).
(2)	See Note 11 “Mature Fields Project“ section.